Deposits from central banks and credit institutions (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deposits [Line Items]
Financial liabilities held for trading	€ 107,624	€ 108,765	€ 105,218
Financial liabilities designated at fair value through profit or loss	59,616	40,263	54,768
Financial liabilities at amortized cost	1,126,069	1,044,240	1,039,343
Deposits from banks and credit unions	190,314	149,398	175,373
Deposits from central banks at amortised cost due to participation in the refinancing operations program	58,550
Deposits
Deposits [Line Items]
Financial liabilities held for trading	28,753	11,391	11,442
Financial liabilities designated at fair value through profit or loss	55,971	37,472	51,394
Financial liabilities at amortized cost	883,320	791,646	795,679
Deposits - Central banks
Deposits [Line Items]
Financial liabilities held for trading	282	1,351	2,178
Financial liabilities designated at fair value through profit or loss	8,860	9,112	16,486
Financial liabilities at amortized cost	71,414	44,112	38,872
Deposits On Demand	5	5	5
Time deposits	78,801	46,278	41,872
Reverse Repurchase Agreements	1,750	8,292	15,659
Deposits from banks and credit unions	80,556	54,575	57,536
Deposits - Credit institutions
Deposits [Line Items]
Financial liabilities held for trading	292	44	77
Financial liabilities designated at fair value through profit or loss	18,166	5,015	8,551
Financial liabilities at amortized cost	91,300	89,764	109,209
Deposits On Demand	6,444	4,220	4,526
Time deposits	54,159	61,321	71,244
Reverse Repurchase Agreements	49,049	29,277	42,064
Subordinated deposits	106	5	3
Deposits from banks and credit unions	109,758	94,823	117,837
Euro
Deposits [Line Items]
Deposits from banks and credit unions	119,606	74,746	92,062
Pound sterling
Deposits [Line Items]
Deposits from banks and credit unions	14,820	12,237	5,961
U.S. dollar
Deposits [Line Items]
Deposits from banks and credit unions	33,259	40,514	48,586
Brazilian real
Deposits [Line Items]
Deposits from banks and credit unions	16,485	16,537	16,410
Other currencies
Deposits [Line Items]
Deposits from banks and credit unions	€ 6,144	€ 5,364	€ 12,354